STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6%
Aerospace & Defense - 1.2%
Raytheon Technologies Corp., Sr. Unscd. Notes	2.25	7/1/2030	2,500,000		2,101,608
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	4,500,000		4,092,562
				6,194,170
Airlines - 2.5%
Air Canada Pass Through Trust, Ser. 2015-1, Cl. A	3.60	3/15/2027	2,012,248	[a]	1,819,420
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,379,314		2,822,859
JetBlue Pass Through Trust, Ser. 2019-1, CI. A	2.95	5/15/2028	4,329,393		3,625,990
United Airlines Pass Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	6,449,061		5,070,135
				13,338,404
Automobiles & Components - 1.2%
Ford Motor Credit Co., Sr. Unscd. Notes	5.58	3/18/2024	3,000,000		2,969,535
General Motors Financial Co., Sr. Unscd. Notes	2.70	8/20/2027	1,750,000		1,544,384
General Motors Financial Co., Sr. Unscd. Notes	3.10	1/12/2032	2,000,000		1,606,247
				6,120,166
Banks - 23.6%
BAC Capital Trust XIV, Ltd. Gtd. Notes, Ser. G, 3 Month LIBOR +0.40%	4.00	12/30/2022	3,000,000	[b,c]	2,266,870
Banco Santander SA, Sr. Unscd. Notes	1.72	9/14/2027	4,000,000		3,428,699
Bank of America Corp., Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000	[c]	2,681,250
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	2,000,000	[c,d]	1,940,000
Bank of Ireland Group PLC, Sr. Unscd. Notes	2.03	9/30/2027	5,000,000	[a]	4,155,622
Barclays PLC, Jr. Sub. Notes	8.00	3/15/2029	2,000,000	[c]	1,890,000
Barclays PLC, Sr. Unscd. Notes	5.30	8/9/2026	4,000,000		3,935,586
BBVA Bancomer SA, Sr. Unscd. Notes	4.38	4/10/2024	3,000,000	[a]	2,962,575
BNP Paribas SA, Sub. Notes	4.38	5/12/2026	4,500,000	[a]	4,282,786
BPCE SA, Sub. Notes	3.12	10/19/2032	4,000,000	[a]	2,925,023
Citigroup Inc., Sub. Bonds	4.40	6/10/2025	3,000,000		2,952,022

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Banks - 23.6% (continued)
Citizens Financial Group Inc., Sub. Notes	3.75	2/11/2031	5,000,000		4,509,687
Cooperatieve Rabobank UA, Gtd. Notes	4.38	8/4/2025	4,000,000		3,890,184
Credit Agricole SA, Sub. Notes	4.00	1/10/2033	6,000,000	[a]	5,210,779
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	6,000,000	[a]	5,318,363
Danske Bank A/S, Sr. Unscd. Notes	0.98	9/10/2025	5,000,000	[a]	4,532,735
Deutsche Bank AG, Sr. Unscd. Notes	3.96	11/26/2025	2,500,000		2,365,372
Deutsche Bank AG, Sub. Notes	4.88	12/1/2032	5,000,000		4,119,518
HSBC Holdings PLC, Sr. Unscd. Notes	3.80	3/11/2025	4,000,000		3,875,226
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	5,000,000	[c]	4,630,425
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	2,000,000	[d]	1,879,731
Lloyds Banking Group PLC, Sub. Notes	4.58	12/10/2025	3,500,000		3,328,392
M&T Bank Corp., Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000	[c]	4,646,392
Morgan Stanley, Sr. Unscd. Notes	6.30	10/18/2028	3,500,000		3,627,329
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a,c,d]	3,423,300
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	3,500,000		3,467,444
Santander UK Group Holdings PLC, Sr. Unscd. Notes	4.80	11/15/2024	4,000,000		3,925,911
Societe Generale SA, Sub. Notes	4.75	11/24/2025	2,500,000	[a]	2,382,668
Societe Generale SA, Sub. Notes	6.22	6/15/2033	2,500,000	[a]	2,329,157
Standard Chartered PLC, Sr. Unscd. Notes	3.97	3/30/2026	4,750,000	[a]	4,499,839
The Bank of Nova Scotia, Jr. Sub. Notes, 3 Month LIBOR +2.65%	6.57	4/12/2023	5,000,000	[b,c]	4,650,000
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.50	11/16/2026	4,000,000		3,806,936
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		2,762,158
Westpac Banking Corp., Sub. Notes	4.32	11/23/2031	4,500,000		4,111,972
Zions Bancorp NA, Sub. Notes	3.25	10/29/2029	3,550,000		2,930,050
				123,644,001
Beverage Products - 1.0%
Constellation Brands Inc., Gtd. Notes	3.15	8/1/2029	3,000,000		2,662,092
Suntory Holdings Ltd., Sr. Unscd. Notes	2.25	10/16/2024	3,000,000	[a]	2,807,074
				5,469,166
Building Materials - 1.2%
CRH America Finance Inc., Gtd. Notes	3.40	5/9/2027	3,000,000	[a]	2,803,845
Masco Corp., Sr. Unscd. Notes	1.50	2/15/2028	4,000,000		3,328,795
				6,132,640

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Chemicals - 1.9%
Celanese US Holdings LLC, Gtd. Notes	5.90	7/5/2024	3,500,000		3,479,826
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	4,000,000		3,631,361
Yara International ASA, Sr. Unscd. Notes	4.75	6/1/2028	3,000,000	[a]	2,783,271
				9,894,458
Commercial & Professional Services - 1.0%
Global Payments Inc., Sr. Unscd. Notes	3.20	8/15/2029	4,000,000		3,421,501
Grand Canyon University, Unscd. Bonds	3.25	10/1/2023	1,750,000		1,728,125
				5,149,626
Consumer Discretionary - 3.5%
Hasbro Inc., Sr. Unscd. Notes	3.90	11/19/2029	4,000,000	[d]	3,611,474
Leggett & Platt Inc., Sr. Unscd. Notes	4.40	3/15/2029	2,000,000		1,899,831
Marriott International Inc., Sr. Unscd. Notes, Ser. II	2.75	10/15/2033	3,000,000		2,312,902
WarnerMedia Holdings Inc., Gtd. Notes	3.76	3/15/2027	3,825,000	[a]	3,487,705
WarnerMedia Holdings Inc., Gtd. Notes	4.28	3/15/2032	3,500,000	[a]	2,975,144
Whirlpool Corp., Sr. Unscd. Notes	4.75	2/26/2029	4,000,000	[d]	3,892,353
				18,179,409
Consumer Durables & Apparel - .5%
Michael Kors USA Inc., Gtd. Notes	4.25	11/1/2024	3,000,000	[a]	2,838,105
Diversified Financials - 5.5%
AerCap Global Aviation Trust, Gtd. Notes	3.00	10/29/2028	5,000,000		4,228,062
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	1,000,000	[a]	815,116
Aircastle Ltd., Sr. Unscd. Notes	4.25	6/15/2026	4,000,000		3,731,785
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	5,000,000		4,110,435
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,000,000	[d]	2,701,911
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	5,000,000		3,973,428
Blue Owl Finance LLC, Gtd. Notes	4.38	2/15/2032	1,000,000	[a]	798,332
Goldman Sachs BDC Inc., Sr. Unscd. Notes	3.75	2/10/2025	3,000,000	[d]	2,907,158
Owl Rock Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	4,000,000		3,315,744
Stifel Financial Corp., Sr. Unscd. Bonds	4.25	7/18/2024	2,500,000		2,454,920
				29,036,891

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Electronic Components - 1.4%
Arrow Electronics Inc., Sr. Unscd. Notes	2.95	2/15/2032	1,760,000		1,404,766
Arrow Electronics Inc., Sr. Unscd. Notes	4.00	4/1/2025	2,500,000		2,427,306
Jabil Inc., Sr. Unscd. Notes	3.60	1/15/2030	3,975,000		3,537,757
				7,369,829
Energy - 9.9%
Cenovus Energy Inc., Sr. Unscd. Notes	2.65	1/15/2032	3,000,000	[d]	2,425,768
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	2.74	12/31/2039	2,000,000	[a]	1,580,750
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	5.13	6/30/2027	2,500,000		2,505,136
Cheniere Energy Inc., Sr. Unscd. Notes	4.63	10/15/2028	2,000,000		1,849,110
Diamondback Energy Inc., Gtd. Notes	3.50	12/1/2029	4,250,000		3,787,087
El Paso Natural Gas Co., Gtd. Notes	3.50	2/15/2032	3,000,000	[a]	2,564,899
Enbridge Inc., Gtd. Notes	4.25	12/1/2026	4,000,000		3,881,140
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	2,500,000		2,497,872
Energy Transfer LP, Sr. Unscd. Notes	4.15	9/15/2029	2,000,000		1,816,517
EQM Midstream Partners LP, Sr. Unscd. Notes	4.00	8/1/2024	936,000		895,396
EQT Corp., Sr. Unscd. Notes	3.90	10/1/2027	3,000,000		2,780,705
Helmerich & Payne Inc., Sr. Unscd. Notes	2.90	9/29/2031	3,000,000		2,470,002
MPLX LP, Sr. Unscd. Notes	4.25	12/1/2027	1,500,000		1,431,980
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	2,000,000		1,895,186
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	4,500,000		4,083,660
Sabal Trail Transmission LLC, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	2,809,040
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,005,809
Targa Resources Corp., Gtd. Notes	5.20	7/1/2027	3,000,000		2,962,725
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		2,839,352
Transcontinental Gas Pipe Line Co., Sr. Unscd. Notes	3.25	5/15/2030	2,000,000		1,758,504
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	2,500,000		2,073,447
Var Energi ASA, Sr. Unscd. Notes	7.50	1/15/2028	810,000	[a]	829,381
				51,743,466
Environmental Control - .5%
Waste Connections Inc., Sr. Unscd. Notes	3.50	5/1/2029	3,000,000		2,785,661

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Financials - .8%
Apollo Management Holdings LP, Gtd. Notes	4.00	5/30/2024	2,500,000	[a]	2,454,218
Apollo Management Holdings LP, Gtd. Notes	4.95	1/14/2050	2,000,000	[a,d]	1,696,006
				4,150,224
Food Products - 1.7%
Flowers Foods Inc., Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		1,886,435
Grupo Bimbo SAB de CV, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	2,944,440
Grupo Bimbo SAB de CV, Jr. Sub. Notes	5.95	4/17/2023	500,000	[a,c]	495,938
JBS USA Finance Inc., Gtd. Notes	3.00	2/2/2029	2,000,000	[a]	1,687,318
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	2,000,000		1,684,849
				8,698,980
Foreign Governmental - .5%
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,677,299
Health Care - 4.2%
AbbVie Inc., Sr. Unscd. Notes	3.20	11/21/2029	4,000,000		3,655,827
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	4,000,000		3,166,400
Cigna Corp., Gtd. Notes	4.38	10/15/2028	3,000,000		2,926,815
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		1,851,044
HCA Inc., Gtd. Notes	3.63	3/15/2032	2,000,000	[a]	1,711,423
HCA Inc., Gtd. Notes	4.13	6/15/2029	3,000,000		2,744,678
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	3,000,000	[a,d]	2,379,708
Takeda Pharmaceutical Co., Sr. Unscd. Notes	5.00	11/26/2028	3,500,000		3,505,453
				21,941,348
Industrial - 3.2%
Carlisle Companies, Sr. Unscd. Notes	3.75	12/1/2027	4,000,000		3,752,457
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	2,500,000		1,873,201
Hillenbrand Inc., Gtd. Notes	5.00	9/15/2026	4,000,000		3,829,280
Huntington Ingalls Industries Inc., Gtd. Notes	3.48	12/1/2027	4,000,000		3,668,331
Oshkosh Corp., Sr. Unscd. Notes	4.60	5/15/2028	4,000,000		3,790,093
				16,913,362
Information Technology - 1.8%
Fidelity National Information Services Inc., Gtd. Notes	4.50	7/15/2025	2,000,000		1,972,055
Fiserv Inc., Sr. Unscd. Notes	3.20	7/1/2026	2,500,000		2,355,019
Fiserv Inc., Sr. Unscd. Notes	3.50	7/1/2029	2,000,000		1,805,950
Oracle Corp., Sr. Unscd. Notes	1.65	3/25/2026	4,000,000		3,592,369
				9,725,393
Insurance - 2.9%
Assured Guaranty US Holdings Inc., Gtd. Notes	3.15	6/15/2031	3,000,000		2,520,221

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.6% (continued)
Insurance - 2.9% (continued)
MetLife Inc., Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	5,500,000	[c,d] 5,108,248
Prudential Financial Inc., Jr. Sub. Notes	5.70	9/15/2048	4,500,000	4,187,430
Reinsurance Group of America Inc., Sr. Unscd. Notes	3.90	5/15/2029	4,000,000	3,673,248
				15,489,147
Internet Software & Services - .5%
eBay Inc., Sr. Unscd. Notes	3.60	6/5/2027	3,000,000	2,842,426
Materials - .4%
WRKCo Inc., Gtd. Notes	4.00	3/15/2028	2,000,000	1,873,459
Media - 1.0%
Charter Communications Operating LLC, Sr. Scd. Notes	4.40	4/1/2033	2,500,000	2,193,800
Grupo Televisa SAB, Sr. Unscd. Notes	4.63	1/30/2026	3,000,000	2,924,068
				5,117,868
Metals & Mining - 1.6%
Anglo American Capital PLC, Gtd. Notes	4.50	3/15/2028	4,000,000	[a] 3,752,568
Glencore Funding LLC, Gtd. Notes	1.63	9/1/2025	3,000,000	[a] 2,718,433
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	2,000,000	1,710,233
				8,181,234
Municipal Securities - 2.4%
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000	3,681,294
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	4,000,000	3,302,220
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,142,265
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	3,297,615
				12,423,394
Real Estate - 10.1%
Alexandria Real Estate Equities Inc., Gtd. Notes	3.95	1/15/2027	3,327,000	3,189,743
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029	4,500,000	4,289,360
Brandywine Operating Partnership LP, Gtd. Notes	4.55	10/1/2029	2,000,000	1,770,531
CBRE Services Inc., Gtd. Notes	2.50	4/1/2031	2,000,000	1,572,834
CBRE Services Inc., Gtd. Notes	4.88	3/1/2026	3,000,000	3,002,715
CubeSmart LP, Gtd. Notes	2.00	2/15/2031	1,500,000	1,143,330
EPR Properties, Gtd. Notes	4.95	4/15/2028	4,250,000	3,691,349

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Real Estate - 10.1% (continued)
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	3,250,000		2,474,912
Goodman US Finance Five LLC, Gtd. Notes	4.63	5/4/2032	2,000,000	[a]	1,841,598
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	4,500,000		3,781,910
Healthpeak Properties Inc., Sr. Unscd. Notes	2.13	12/1/2028	3,000,000		2,530,375
Highwoods Realty LP, Sr. Unscd. Notes	4.20	4/15/2029	3,250,000		2,863,209
Invitation Homes Operating Partnership LP, Gtd. Notes	4.15	4/15/2032	4,000,000		3,510,658
Life Storage LP, Gtd. Notes	4.00	6/15/2029	4,000,000		3,591,295
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.63	11/15/2031	3,000,000		2,231,306
Realty Income Corp., Sr. Unscd. Notes	5.63	10/13/2032	2,000,000		2,068,075
Spirit Realty LP, Gtd. Notes	2.10	3/15/2028	1,500,000		1,221,206
Spirit Realty LP, Gtd. Notes	4.00	7/15/2029	3,000,000		2,620,929
VICI Properties LP, Sr. Unscd. Notes	4.95	2/15/2030	2,500,000	[d]	2,366,645
WP Carey Inc., Sr. Unscd. Notes	2.40	2/1/2031	4,000,000		3,183,959
				52,945,939
Retailing - 3.5%
7-Eleven Inc., Sr. Unscd. Notes	1.80	2/10/2031	4,000,000	[a]	3,092,835
Alimentation Couche-Tard Inc., Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	2,768,853
AutoNation Inc., Sr. Unscd. Notes	3.85	3/1/2032	2,000,000		1,651,038
Dick's Sporting Goods Inc., Sr. Unscd. Notes	3.15	1/15/2032	3,000,000	[d]	2,390,221
Dollar Tree Inc., Sr. Unscd. Notes	2.65	12/1/2031	3,500,000		2,860,403
Kohl's Corp., Sr. Unscd. Notes	3.63	5/1/2031	2,500,000		1,774,650
O'Reilly Automotive Inc., Sr. Unscd. Notes	3.90	6/1/2029	4,000,000		3,746,530
				18,284,530
Semiconductors & Semiconductor Equipment - 4.0%
Broadcom Inc., Sr. Unscd. Notes	3.14	11/15/2035	2,365,000	[a]	1,754,765
Broadcom Inc., Sr. Unscd. Notes	3.47	4/15/2034	3,250,000	[a]	2,583,016
KLA Corp., Sr. Unscd. Notes	4.10	3/15/2029	3,500,000		3,412,811
Microchip Technology Inc., Gtd. Notes	4.25	9/1/2025	4,500,000		4,380,889
NXP BV, Gtd. Notes	4.40	6/1/2027	2,000,000		1,914,043
NXP BV, Gtd. Notes	4.88	3/1/2024	2,500,000		2,476,534
Renesas Electronics Corp., Sr. Unscd. Notes	2.17	11/25/2026	5,000,000	[a]	4,307,124
				20,829,182

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.6% (continued)
Technology Hardware & Equipment - .7%
Dell International LLC, Sr. Unscd. Notes	8.10	7/15/2036	3,000,000	3,461,247
Telecommunication Services - 1.9%
Motorola Solutions Inc., Sr. Unscd. Notes	4.60	5/23/2029	4,000,000	3,811,638
T-Mobile USA Inc., Sr. Unscd. Notes	3.88	4/15/2030	4,000,000	3,677,602
Verizon Communications Inc., Sr. Unscd. Notes	2.10	3/22/2028	3,000,000	2,627,289
				10,116,529
Utilities - .5%
Mid-Atlantic Interstate Transmission LLC, Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a] 2,832,979
Total Bonds and Notes (cost $563,947,625)			506,400,532

Preferred Stocks - 1.5%
Diversified Financials - .6%
Air Lease Corp., Ser. A	6.15		120,000	2,856,000
Telecommunication Services - .9%
AT&T Inc., Ser. A	5.00		250,000	4,937,500
Total Preferred Stocks (cost $9,250,000)			7,793,500
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,082,960)	3.94		5,082,960	[e] 5,082,960

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,416,147)	3.94		2,416,147	[e] 2,416,147
Total Investments (cost $580,696,732)			99.5%	521,693,139
Cash and Receivables (Net)			0.5%	2,492,849
Net Assets			100.0%	524,185,988

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $112,633,450 or 21.49% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $4,753,588 and the value of the collateral was $4,989,138, consisting of cash collateral of $2,416,147 and U.S. Government & Agency securities valued at $2,572,991. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	491,299,839	-	491,299,839
Equity Securities - Preferred Stocks	7,793,500	-	-	7,793,500
Foreign Governmental	-	2,677,299	-	2,677,299
Investment Companies	7,499,107	-	-	7,499,107
Municipal Securities	-	12,423,394	-	12,423,394

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized depreciation on investments was $59,003,593, consisting of $828,520 gross unrealized appreciation and $59,832,113 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.